Financial Instruments - Fair Value of Company's Financial Assets Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost		$ 26,656	$ 10,845
Available-for-sale securities, Gross Unrealized Gains		1
Available-for-sale securities, Estimated Fair Value		26,657	10,845
Less amounts classified as cash equivalents, Amortized Cost		(10,293)	(10,845)
Less amounts classified as cash equivalents, Estimated Fair Value		(10,293)	(10,845)
Amounts classified as marketable securities, Amortized Cost		16,363
Amounts classified as marketable securities, Gross Unrealized Gains		1
Amounts classified as marketable securities, Estimated Fair Value	$ 0	16,364	0
Level 1 [Member] | Money market funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost	24,503	3,495	10,845
Available-for-sale securities, Estimated Fair Value	$ 24,503	3,495	$ 10,845
Level 1 [Member] | U.S. Treasury securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost		1,594
Available-for-sale securities, Gross Unrealized Gains		1
Available-for-sale securities, Estimated Fair Value		1,595
Level 2 [Member] | Repurchase agreements [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost		5,000
Available-for-sale securities, Estimated Fair Value		5,000
Level 2 [Member] | U.S. corporate debt obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost		5,155
Available-for-sale securities, Estimated Fair Value		5,155
Level 2 [Member] | U.S. commercial paper [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale securities, Amortized Cost		11,412
Available-for-sale securities, Estimated Fair Value		$ 11,412